Capital (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Capitals [Abstract]
Tier 1	$ 142,450	$ 132,971
Total	182,216	177,073
Tier 1 capital		10.76%
Well-capitalized Ratios [Member]
Capitals [Abstract]
Tier 1 capital	6.00%
Total capital	10.00%
Tier 1 leverage	5.00%
Minimum Capital Ratios [Member]
Capitals [Abstract]
Tier 1 capital	4.00%
Total capital	8.00%
Tier 1 leverage	3.00%
JPMorgan Chase & Co. [Member]
Capitals [Abstract]
Tier 1	142,450	132,971
Total	182,216	177,073
Risk-weighted	1,174,978	1,198,006
Adjusted average	2,024,515	1,933,767
Tier 1 capital	12.10%	11.10%
Total capital	15.50%	14.80%
Tier 1 leverage	7.00%	6.90%
JPMorgan Chase Bank, N.A. [Member]
Capitals [Abstract]
Tier 1	91,764	96,372
Total	130,444	136,646
Risk-weighted	965,897	1,011,995
Adjusted average	1,611,486	1,609,081
Tier 1 capital	9.50%	9.50%
Total capital	13.50%	13.50%
Tier 1 leverage	5.70%	6.00%
Chase Bank USA, N.A. [Member]
Capitals [Abstract]
Tier 1	12,966	15,534
Total	16,659	19,198
Risk-weighted	116,992	114,693
Adjusted average	$ 117,368	$ 74,087
Tier 1 capital	11.10%	13.50%
Total capital	14.20%	16.70%
Tier 1 leverage	11.00%	21.00%